Consolidated Statements Of Operations (Partenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations [Abstract]
Sales to related parties	$ 558	$ 350	$ 302
Services from related parties	$ 42	$ 50	$ 154